AB Relative Value Fund, Inc.

Portfolio of Investments

July 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 90.1%
Financials - 24.1%
Banks - 10.1%
Citigroup, Inc.	762,060	$54,228,190
JPMorgan Chase & Co.	642,840	74,569,440
Wells Fargo & Co.	1,124,660	54,444,790

		183,242,420

Capital Markets - 2.0%
Goldman Sachs Group, Inc. (The)	58,620	12,904,021
Northern Trust Corp.	70,684	6,927,032
TD Ameritrade Holding Corp.	314,060	16,048,466

		35,879,519

Consumer Finance - 2.9%
Capital One Financial Corp.	581,372	53,730,400

Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc.-Class B (a)	289,740	59,521,288

Insurance - 5.8%
Aflac, Inc.	190,390	10,022,130
Allstate Corp. (The)	341,530	36,680,322
Fidelity National Financial, Inc.	629,670	27,000,250
Reinsurance Group of America, Inc.-Class A	207,259	32,315,823

		106,018,525

		438,392,152

Health Care - 13.9%
Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc. (a)	189,000	21,411,810
Amgen, Inc.	60,890	11,360,856
Biogen, Inc. (a)	69,704	16,577,005
Celgene Corp. (a)	119,080	10,938,689
Gilead Sciences, Inc.	431,630	28,280,398

		88,568,758

Health Care Providers & Services - 2.7%
Anthem, Inc.	88,840	26,173,152
Cigna Corp. (a)	134,442	22,844,385

		49,017,537

Pharmaceuticals - 6.4%
Pfizer, Inc.	1,542,420	59,907,593
Roche Holding AG (Sponsored ADR)	1,686,665	56,587,611

		116,495,204

		254,081,499

Industrials - 12.9%
Aerospace & Defense - 4.4%
Curtiss-Wright Corp.	106,980	13,576,832
Hexcel Corp.	149,090	12,189,598
Raytheon Co.	295,250	53,821,123

		79,587,553

Company	Shares	U.S. $ Value
Airlines - 2.1%
Alaska Air Group, Inc.	110,580	$7,006,349
Delta Air Lines, Inc.	291,710	17,805,978
Southwest Airlines Co.	275,708	14,207,233

		39,019,560

Construction & Engineering - 0.8%
EMCOR Group, Inc.	169,200	14,278,788

Electrical Equipment - 0.8%
Acuity Brands, Inc.	49,510	6,645,232
Hubbell, Inc.	54,380	7,062,875

		13,708,107

Machinery - 2.5%
Altra Industrial Motion Corp.	595,626	17,112,335
Crane Co.	263,285	22,036,954
Parker-Hannifin Corp.	40,650	7,117,002

		46,266,291

Professional Services - 0.4%
Robert Half International, Inc.	114,710	6,929,631

Road & Rail - 1.9%
Kansas City Southern	105,815	13,093,548
Knight-Swift Transportation Holdings, Inc.	187,980	6,737,203
Norfolk Southern Corp.	38,340	7,327,541
Saia, Inc. (a)	101,635	7,754,751

		34,913,043

		234,702,973

Communication Services - 9.4%
Diversified Telecommunication Services - 4.5%
Verizon Communications, Inc.	1,481,600	81,888,032

Entertainment - 0.8%
Walt Disney Co. (The)	101,390	14,499,784

Media - 4.1%
Comcast Corp.-Class A	1,201,659	51,875,619
Discovery, Inc.-Class A (a)	785,445	23,806,838

		75,682,457

		172,070,273

Information Technology - 7.2%
Communications Equipment - 3.2%
Cisco Systems, Inc.	600,730	33,280,442
F5 Networks, Inc. (a)	174,240	25,564,493

		58,844,935

Electronic Equipment, Instruments & Components - 3.0%
Dolby Laboratories, Inc.-Class A	450,987	30,712,215
FLIR Systems, Inc.	130,710	6,491,058
Keysight Technologies, Inc. (a)	121,380	10,865,937
Littelfuse, Inc.	37,710	6,371,482

		54,440,692

Company	Shares	U.S. $ Value
IT Services - 1.0%
Akamai Technologies, Inc. (a)	85,300	$7,517,489
Leidos Holdings, Inc.	135,816	11,150,494

		18,667,983

		131,953,610

Energy - 7.0%
Energy Equipment & Services - 0.4%
Dril-Quip, Inc. (a)	150,538	7,921,309

Oil, Gas & Consumable Fuels - 6.6%
Chevron Corp.	84,650	10,421,262
ConocoPhillips	579,282	34,223,981
Exxon Mobil Corp.	306,170	22,766,801
Phillips 66	509,690	52,273,806

		119,685,850

		127,607,159

Consumer Discretionary - 6.8%
Auto Components - 1.1%
BorgWarner, Inc.	153,720	5,810,616
Gentex Corp.	529,710	14,524,648

		20,335,264

Household Durables - 1.4%
DR Horton, Inc.	350,190	16,084,227
Garmin Ltd.	129,870	10,206,483

		26,290,710

Internet & Direct Marketing Retail - 1.5%
Expedia Group, Inc.	202,250	26,846,665

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	141,250	21,277,900
Murphy USA, Inc. (a)	207,580	18,341,769

		39,619,669

Textiles, Apparel & Luxury Goods - 0.6%
Tapestry, Inc.	374,138	11,572,088

		124,664,396

Real Estate - 4.6%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Mid-America Apartment Communities, Inc.	102,810	12,115,130
Regency Centers Corp.	396,960	26,477,232

		38,592,362

Real Estate Management & Development - 2.5%
CBRE Group, Inc.-Class A (a)	836,600	44,348,166

		82,940,528

Consumer Staples - 3.4%
Food & Staples Retailing - 3.4%
Walmart, Inc.	552,788	61,016,739

Company	Shares	U.S. $ Value
Materials - 0.8%
Chemicals - 0.4%
LyondellBasell Industries NV-Class A	83,230	$6,965,519

Metals & Mining - 0.4%
BHP Group Ltd. (Sponsored ADR)	120,630	6,626,206

		13,591,725

Total Common Stocks (cost $1,442,498,140)		1,641,021,054

SHORT-TERM INVESTMENTS - 10.0%
Investment Companies - 10.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.31% (b)(c)(d) (cost $182,174,541)	182,174,541	182,174,541

Total Investments - 100.1% (cost $1,624,672,681) (e)		1,823,195,595
Other assets less liabilities - (0.1)%		(1,010,258)

Net Assets - 100.0%		$1,822,185,337

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $214,620,210 and gross unrealized depreciation of investments was $(16,097,296), resulting in net unrealized appreciation of $198,522,914.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Relative Value Fund, Inc.

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$1,641,021,054		$	– 0	–	$	– 0	–	$1,641,021,054
Short-Term Investments	182,174,541			– 0	–		– 0	–	182,174,541

Total Investments in Securities	1,823,195,595			– 0	–		– 0	–	1,823,195,595
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,823,195,595		$	– 0	–	$	– 0	–	$1,823,195,595

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$280,779	$583,840	$682,444	$182,175	$0